Land, Buildings, Equipment, and Other Depreciable Assets	12 Months Ended
Oct. 31, 2019
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Land, Buildings, Equipment, and Other Depreciable Assets

NOTE 15: LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS

The following table presents details of the Bank's land, buildings, equipment, and other depreciable assets as at October 31.

Land, Buildings, Equipment, and Other Depreciable Assets

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2017	$969	$3,315	$853	$1,285	$1,884	$8,306
Additions	2	164	141	134	160	601
Disposals	(5)	(37)	(13)	(44)	(33)	(132)
Fully depreciated assets	–	(90)	(143)	(69)	(57)	(359)

Foreign currency translation adjustments and other	5	26	(9)	9	39	70

As at October 31, 2018	$971	$3,378	$829	$1,315	$1,993	$8,486
Additions	30	194	259	147	227	857
Acquisitions through business combinations	–	–	–	1	2	3
Disposals	(2)	(29)	(119)	(35)	(48)	(233)
Fully depreciated assets	–	(45)	(156)	(63)	(53)	(317)

Foreign currency translation adjustments and other	(12)	(10)	–	(14)	18	(18)
As at October 31, 2019	$987	$3,488	$813	$1,351	$2,139	$8,778

Accumulated depreciation and impairment/losses
As at November 1, 2017	$–	$1,151	$433	$552	$857	$2,993
Depreciation charge for the year	–	120	170	128	158	576
Disposals	–	(14)	(13)	(22)	(32)	(81)
Fully depreciated assets	–	(90)	(143)	(69)	(57)	(359)

Foreign currency translation adjustments and other	–	6	2	16	9	33

As at October 31, 2018	$–	$1,173	$449	$605	$935	$3,162
Depreciation charge for the year	–	120	168	138	179	605
Disposals	–	(19)	(85)	(31)	(38)	(173)
Fully depreciated assets	–	(45)	(156)	(63)	(53)	(317)

Foreign currency translation adjustments and other	–	(11)	1	(1)	(1)	(12)
As at October 31, 2019	$–	$1,218	$377	$648	$1,022	$3,265

Net Book Value:
As at October 31, 2018	$971	$2,205	$380	$710	$1,058	$5,324

As at October 31, 2019	987	2,270	436	703	1,117	5,513